CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 465,183,566	$ 630,616,635
Restricted cash	1,964,260	40,401,864
Customer deposits, net of allowance for doubtful accounts of $583,836 and $550,158 at December 31, 2014 and 2015, respectively	134,134,331	92,796,714
Accounts receivable, net of allowance for doubtful accounts of $44,002,810 and $65,243,624 at December 31, 2014 and 2015, respectively	462,310,290	415,150,008
Advance payment for properties to be held for sale, current	7,416,781	51,983,436
Properties held for sale	50,249,134	34,841,895
Deferred tax assets	61,734,685	64,804,392
Prepaid expenses and other current assets	66,587,437	39,339,526
Amounts due from related parties	1,551,873	6,094,260
Total current assets	1,251,132,357	1,376,028,730
Property and equipment, net	120,340,790	49,109,467
Intangible assets, net	108,882,900	120,380,671
Long-term investment	112,523,538	51,681,339
Goodwill	62,781,148	51,539,654
Customer deposits, non-current	1,351,640	797,024
Investment in preferred shares of Jupai		39,484,906
Restricted cash, non-current	32,185,582
Other non-current assets	95,304,250	87,901,450
TOTAL ASSETS	1,784,502,205	1,776,923,241
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $600,735 and $335,005 as of December 31, 2014 and 2015, respectively)	6,699,191	8,260,681
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $44,321,824 and $36,833,196 as of December 31, 2014 and 2015, respectively)	140,178,362	116,577,317
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $28,337,431 and $27,608,773 as of December 31, 2014 and 2015, respectively)	155,085,748	117,593,159
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $16,032,365 and $17,268,065 as of December 31, 2014 and 2015, respectively)	55,691,217	49,390,175
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of $4,175,247 and $8,478,440 as of December 31, 2014 and 2015, respectively)	9,934,688	7,356,186
Advance from property buyers	7,326,067	2,261,387
Convertible senior notes	123,960,959
Short-term borrowings	40,039,480	35,953,500
Dividends payable		12,902,488
Advance from customers and deferred revenue(including advance from customers and deferred revenue of the consolidated VIEs without recourse to E-House of $5,073,492 and $5,923,346 as of December 31, 2014 and 2015, respectively)	20,821,723	19,013,041
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $36,291,161 and $17,242,436 as of December 31, 2014 and 2015, respectively)	58,645,555	85,836,572
Total current liabilities	618,382,990	455,144,506
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to E-House of $469,579 and $1,833,357 as of December 31, 2014 and 2015, respectively)	26,301,048	28,203,218
Convertible senior notes		132,751,540
Long-term loan	72,687,056
Other non-current liabilities	569,015	658,357
Total liabilities	$ 717,940,109	$ 616,757,621
Commitments and contingencies (Note 23)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 142,123,368 and 143,924,959 shares issued and outstanding, as of December 31, 2014 and 2015, respectively	$ 143,925	$ 142,124
Additional paid-in capital	983,468,984	991,645,842
Accumulated deficit	(107,574,384)	(67,703,190)
Accumulated other comprehensive income	31,663,066	83,901,136
Subscription receivables		(196,407)
Total E-House equity	907,701,591	1,007,789,505
Non-controlling interest	158,860,505	152,376,115
Total equity	1,066,562,096	1,160,165,620
TOTAL LIABILITIES AND EQUITY	$ 1,784,502,205	$ 1,776,923,241